OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities - Lease liabilities [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	£ 1,755	£ 46
The Group [member] | Not later than one year [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	238	10
The Group [member] | Later than one year and not later than two years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	220	9
The Group [member] | Later than two years and not later than three years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	192	7
The Group [member] | Later than three years and not later than four years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	156	6
The Group [member] | Later than four years and not later than five years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	156	2
The Group [member] | Later than five years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	793	12
The Bank [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	975	46
The Bank [member] | Not later than one year [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	132	10
The Bank [member] | Later than one year and not later than two years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	124	9
The Bank [member] | Later than two years and not later than three years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	106	7
The Bank [member] | Later than three years and not later than four years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	84	6
The Bank [member] | Later than four years and not later than five years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	84	2
The Bank [member] | Later than five years [member]
OTHER LIABILITIES (Details) - Schedule of Maturity of Lease Liabilities [Line Items]
Lease Liabilities	£ 445	£ 12